INCOME TAXES (Details 2) (USD $)	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Deferred tax assets	$ 4,932,375	$ 4,824,535	$ 4,779,709
Less Valuation allowance	(4,932,375)	(4,824,535)	(4,779,709)
Net deferred tax assets
North America [Member]
Deferred tax assets	4,762,769	4,718,827	4,674,001
Outside North America [Member]
Deferred tax assets	$ 169,606	$ 105,708	$ 105,708